Other assets	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other assets
17.	Other assets

	2018	2017
Current -
Asset held for sale	$40,330	$—
Interest receivable	12,534	10,443
Other	1,522	1,258

	54,386	11,701
Non-current -
Guarantee deposits	20,015	14,568
Deposits for litigation	10,672	12,390
Other	3,212	4,182

	33,899	31,140

	$88,285	$42,841

Guarantee deposits are mainly amounts paid to fuel suppliers, as required at the inception of the agreements (see note 23).

Deposit for litigation is cash deposited into the escrow account until the related dispute is settled (see note 21).